UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (19,021,602)	$ (4,562,875)	$ (63,706,540)	$ (19,435,884)	$ (42,124,668)	$ (6,540,797)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	214	24	406	(263)
Unrealized gain (loss) on derivative instruments	203,467	309,654	(68,334)	984,035
Unrealized (loss) gain on investments in marketable securities	(28,301)	0	290,344	0
Reclassification of realized gains on investments in marketable securities to earnings	(208,190)	0	(381,342)	0
Total other comprehensive (loss) income, net of tax	(32,810)	309,678	(158,926)	983,772
Comprehensive loss	$ (19,054,412)	$ (4,253,197)	$ (63,865,466)	(18,452,112)
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Net loss				$ (19,435,884)	(42,124,668)	(6,540,797)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment					(413)	(776)
Unrealized gain (loss) on derivative instruments					1,381,653	527,610
Unrealized (loss) gain on investments in marketable securities					272,551
Reclassification of realized gains on investments in marketable securities to earnings					0	0
Total other comprehensive (loss) income, net of tax					1,653,791	526,834
Comprehensive loss					$ (40,470,877)	$ (6,013,963)